Fair Value Measurements - Change in Fair Value of Warrant Liabilities (Details) $ in Thousands	3 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value as of October 1, 2021	$ 42,217
Change in fair value of warrant liabilities	(10,909)
Fair value as of December 31, 2021	31,308
Public Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value as of October 1, 2021	27,317
Change in fair value of warrant liabilities	(7,059)
Fair value as of December 31, 2021	20,258
Private Placement Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value as of October 1, 2021	14,900
Change in fair value of warrant liabilities	(3,850)
Fair value as of December 31, 2021	$ 11,050